Investment Objectives and Goals	Feb. 28, 2025
Sound Mind Investing Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – SOUND MIND INVESTING FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
SMI Multi-Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - SMI MULTI-STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMI Multi-Strategy Fund (the “Multi-Strategy Fund”) seeks total return. Total return is composed of both income and capital appreciation.
SMI Dynamic Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMI Dynamic Allocation Fund (the “Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.